Fixed Assets and Assets Held for Sale - Disposals (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
MOA Price	$ 259,400
M/V Akadimos [member]
Property, Plant and Equipment [Line Items]
MOA date	January 31, 2024
MOA Price	$ 80,000
Delivery Date	March 8, 2024
M/V Seattle Express [member]
Property, Plant and Equipment [Line Items]
MOA date	February 14, 2024
MOA Price	$ 13,200
Delivery Date	April 26, 2024
M/V Fos Express [member]
Property, Plant and Equipment [Line Items]
MOA date	February 14, 2024
MOA Price	$ 13,200
Delivery Date	May 3, 2024
M/V Athenian [member]
Property, Plant and Equipment [Line Items]
MOA date	March 1, 2024
MOA Price	$ 51,000
Delivery Date	April 22, 2024
M/V Athos [member]
Property, Plant and Equipment [Line Items]
MOA date	March 1, 2024
MOA Price	$ 51,000
Delivery Date	April 22, 2024
M/V Aristomenis [member]
Property, Plant and Equipment [Line Items]
MOA date	March 1, 2024
MOA Price	$ 51,000
Delivery Date	May 3, 2024